Wages, Salaries and Benefits - Summary of Five Highest Paid Individuals (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥) Individual	Dec. 31, 2016 CNY (¥) Individual	Dec. 31, 2015 CNY (¥) Individual
Disclosure of individuals with highest emoluments [Line Items]
Wages, salaries, bonus and allowances | ¥	¥ 16,474	¥ 14,370	¥ 12,917
Five Highest Paid Individuals [Member]
Disclosure of individuals with highest emoluments [Line Items]
Wages, salaries, bonus and allowances | ¥	¥ 8,702	¥ 9,319	¥ 8,104
Number of individuals	5	5	5
Five Highest Paid Individuals [Member] | HK$1,500,001 to HK$2,000,000 [Member]
Disclosure of individuals with highest emoluments [Line Items]
Number of individuals			5
Five Highest Paid Individuals [Member] | HK$2,000,001 to HK$2,500,000 [Member]
Disclosure of individuals with highest emoluments [Line Items]
Number of individuals	5	5